Provisions - Summary of Provisions (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Other provisions	₩ 1,095,906	₩ 989,076	₩ 966,242
Other provisions current	515,988	399,984
Others [member]
Disclosure of other provisions [line items]
Other provisions	423,013	360,861	389,999
Other provisions current	291,139	261,604
Others [member] | POSCO ENERGY and Korea Fuel Cell [member]
Disclosure of other provisions [line items]
Other provisions	97,928	80,727
Lawsuits provision [member]
Disclosure of other provisions [line items]
Other provisions	52,530	61,911
Emission of greenhouse gases [member]
Disclosure of other provisions [line items]
Other provisions current	14,178	84,364
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions	191,146	159,531	₩ 139,745
Other provisions current	6,049	5,918
Provision for decommissioning, restoration and rehabilitation costs [member] | POSCO Canada Ltd. [member]
Disclosure of other provisions [line items]
Other provisions	52,008
New And Renewable Energy [Member]
Disclosure of other provisions [line items]
Other provisions	123,073	₩ 100,551
Land [member] | Gangneung province [member]
Disclosure of other provisions [line items]
Other provisions	₩ 22,041
Land [member] | Gangneung province [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rates	5.02%
Land [member] | Gangneung province [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rates	5.10%
Land [member] | Pohang work [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rates	5.02%
Land [member] | Pohang work [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rates	5.10%